UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE
COMMISSION
INVESTMENT COMPANY ACT OF 1940
Release No. 35037 / October 24, 2023
In the Matter of
Alti Private Equity Access and
Commitments Fund
ALTI, LLC
175 Varick Street
New York, NY 10014
(812-15404)
ORDER UNDER SECTION 6(c) OF THE
INVESTMENT COMPANY ACT OF 1940
GRANTING AN EXEMPTION FROM
SECTIONS 18(a)(2), 18(c) AND 18(i) OF
THE ACT
AND PURSUANT TO SECTION 17(d) AND
RULE 17d-1 UNDER THE ACT
Alti Private Equity Access and
Commitments Fund and ALTI, LLC, filed
an application on
November 7, 2022, and amendments to
the application on March 28, 2023, June
27, 2023, July
26, 2023, August 18, 2023, and
September 15, 2023, requesting an
order under section 6(c) of
the Investment Company Act of 1940
("Act") granting an exemption from
sections 18(a)(2),
18(c) and 18(i) of the Act, and pursuant
to section 17(d) of the Act and rule 17d-
1 under the Act.
The order permits certain registered
closed-end management investment
companies to issue
multiple classes of shares of beneficial
interest with varying sales loads and to
impose early
withdrawal charges and asset-based
distribution and/or service fees.
On September 28, 2023, a notice of the
filing of the application was issued
(Investment
Company Act Release No. 35027). The
notice gave interested persons an
opportunity to request
a hearing and stated that an order
disposing of the application would be
issued unless a hearing
was ordered. No request for a hearing
has been filed, and the Commission has
not ordered a
hearing.
The matter has been considered and it
is found, on the basis of the information
set forth in the
application, as amended, that granting
the requested exemption is appropriate
in the public
interest and consistent with the
protection of investors and the
purposes fairly intended by the
policy and provisions of the Act.
2
It is further found that the investment
company's proposed institution of
asset-based distribution
and/or service fees is consistent with
the provisions, policies, and purposes of the Act, and will not be on a basis different from or less advantageous than that of other participants.
Accordingly, in the matter of Alti Private
Equity Access and Commitments Fund
and ALTI,
LLC (File No. 812-15404),
IT IS ORDERED, under section 6(c) of the Act, that the requested exemption from sections
18(a)(2), 18(c) and 18(i) of the Act is
granted, effective immediately, subject
to the condition in
the application, as amended.
IT IS ALSO ORDERED, under section
17(d) and rule 17d-1, that the
investment company's
institution of asset-based distribution
and/or service fees is approved,
effective immediately,
subject to the condition contained in
the application, as amended.
For the Commission, by the Division of
Investment Management, under
delegated authority.
Sherry R. Haywood,
Assistant Secretary.